Rule 497(e)
Registration Nos. 333-182308 and 811-22717

FIRST TRUST EXCHANGE-TRADED FUND VI
MULTI-ASSET DIVERSIFIED INCOME INDEX FUND
(the “Fund”)
SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2017
DATED MAY 22, 2017
Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the name of the Fund’s Index is “NASDAQ US Multi-Asset Diversified Income IndexSM.”
PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND’S PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE